Morgan, Lewis & Bockius LLP	Morgan Lewis COUNSELORS AT LAW
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.373.6000
Fax: 202.373.6001
www.morganlewis.com

June 3, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Select Strategies Fund
(File Nos. 333-214903 and 811-23217)

Ladies and Gentlemen:

On behalf of City National Rochdale Select Strategies Fund (the “Fund”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of the Fund’s prospectus and statement of additional information that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act upon effectiveness of Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on May 28, 2021, and became effective on May 31, 2021.

Please contact me at (202) 373-6599 should you have any questions or comments relating to the filing.

Sincerely,

/s/ Mana Behbin

Mana Behbin